LEASES (Schedule of Supplemental Balance Sheet Information Related Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease ROU assets	$ 3,352	$ 3,492
Operating lease liabilities, current	952	919
Operating lease liabilities, long-term	$ 2,398	$ 2,515
Weighted average remaining lease term (in years)	2 years 4 months 28 days	2 years 11 months 1 day
Weighted average discount rate	3.18%	3.64%